Related Party Transactions	6 Months Ended
Apr. 30, 2026
Related Party Transactions [Abstract]
Related Party Transactions
4.	Related Party Transactions

a.	Compensation to key management personnel

(i)	The compensation to key management personnel for services they provide to the Company is as follows:

	Three months ended	Three months ended	Six months ended	Six months ended
	April 30,	April 30,	April 30,	April 30,
	2026	2025	2026	2025

Officers:
Consulting fees	$133,465	$84,557	$304,593	$168,557
Share based compensation	-	43,973	-	117,902
	$133,465	$128,530	$304,593	$286,459
Directors:
Directors’ fees	$148,462	$58,127	$330,492	$116,333
Share based compensation	-	69,226	-	186,821
	$148,462	$127,353	$330,492	$303,154

(ii)	Balances with related parties

	April 30,	October 31,
	2026	2025
Amounts owed to officers	$46,708	$29,761
Amounts owed to directors	51,093	30,471
	$97,801	$60,232

b.

On March 7, 2022, the Company signed an agreement with SciSparc Ltd (“SciSparc”), pursuant to which the Company and SciSparc agreed to cooperate in conducting a feasibility study using certain molecules developed by each party (the “Cooperation Agreement”). Certain of the Company’s officers and directors currently operate, manage or are engaged as officers and/or directors of SciSparc.

In June 2023, the Company entered into a research agreement with the Hebrew University of Jerusalem to evaluate its and SciSparc’s combination treatment for obesity and metabolic syndrome.

To date, the collaboration has resulted in the filing of nine patent applications. To the extent the parties determine to proceed to a commercial cooperation, they will enter into a joint venture where the parties share the economics and rights on a 50%-50% basis. To date, no determination has been made to pursue the joint venture and the development of the molecule remains in a very early stage.

For the three and six months ended April 30, 2026, the Company incurred research and development expenses conducted within the framework of the Cooperation Agreement in the amount of $88,847 and $121,815, respectively (three and six months ended April 30, 2025- $33,763 and $46,509 respectively). As of April 30, 2026, $405,315 is owed to the Company by SciSparc (October 31, 2025 - $286,488).